                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                  CityplaceWashington, StateDC PostalCode20549


                                    FORM N-PX


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08942

                         First Carolina Investors, Inc.
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               (Exact name of registrant as specified in charter)

                       Streetaddress9347 A Founders Street
             CityplaceFort Mill, StateSouth Carolina PostalCode29706
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               (Address of principal executive offices)(Zip Code)

                                 Brent D. Baird
                         First Carolina Investors, Inc.
                       Streetaddress9347 A Founders Street
             CityplaceFort Mill, StateSouth Carolina PostalCode29706
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (803)802-0890

                      Date of fiscal year-end: December 31

                     Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss 239.24 and 274.5 of this chapter), to file reports with the Commission not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.3b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, Streetaddress450 Fifth Street, NW, CityWashington, StateDC PostalCode20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507. Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PROXY VOTING RECORD

ALDERWOODS GROUP, INC.
Ticker:  AWGI
Security ID:  014383103
Meeting Type:  Annual
Rec Date: April 24, 2006
Meeting Date: May 31, 2006

#    Proposal                                   Mgt Rec   Vote Cast   Sponsor
1.   To adopt the Agreement and Plan of Merger  For       For         Management
     dated as of April 2, 2006, by and among
     Alderwoods Group, Inc., Service Corporation
     International, and Coronado Acquisition
     Corporation, a wholly owned subsidiary
     Of Service Corporation International.
2.1  Elect Director John E. Lacey               For       For         Management
2.2  Elect Director Paul A. Houston             For       For         Management
2.3  Elect Director Olivia F. Kirtley           For       For         Management
2.4  Elect Director William R. Riedl            For       For         Management
2.5  Elect Director Anthony G. Eames            For       For         Management
2.6  Elect Director Lloyd E. Campbell           For       For         Management
2.7  Elect Director David R. Hilty              For       For         Management
2.8  Elect Director W. MacDonald Snow, Jr.      For       For         Management
2.9  Elect Director Cheryl R. Cooper            For       For         Management
2.10 Elect Director Charles M. Elson            For       For         Management
3.   To approve adjournments or postponements   For       For         Management
     of the Annual Meeting, if necessary, to
     permit further solicitation of proxies
     if there are not sufficient votes at the
     time of the Annual Meeting to adopt
     the Merger Agreement.
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M & T BANK CORPORATION
Ticker:  MTB
Security ID: 55261F104
Meeting Type:  Annual
Rec Date: February 28, 2006
Meeting Date: April 18, 2006

#    Proposal                                  Mgt Rec   Vote Cash   Sponsor
1.1  Elect Director Brent D. Baird             For       For         Management
1.2  Elect Director Robert J. Bennett          For       For         Management
1.3  Elect Director C. Angela Bontempo         For       For         Management
1.4  Elect Director Robert T. Brady            For       For         Management
1.5  Elect Director Emerson L. Brumback        For       For         Management
1.6  Elect Director Michael D. Buckley         For       For         Management
1.7  Elect Director Jefferson Cunningham III   For       For         Management
1.8  Elect Director Colm E. Doherty            For       For         Management
1.9  Elect Director Richard E. Garman          For       For         Management
1.10 Elect Director Daniel R. Hawbaker         For       For         Management
1.11 Elect Director Patrick W. E. Hodgson      For       For         Management
1.12 Elect Director Richard G. King            For       For         Management
1.13 Elect Director Reginald B. Newman,II      For       For         Management
1.14 Elect Director Jorge G. Pereira           For       For         Management
1.15 Elect Director Michael P. Pinto           For       For         Management

1.16 Elect Director Robert E. Sadler,Jr.       For       For         Management
1.17 Elect Director Eugene J. Sheehy           For       For         Management
1.18 Elect Director Stephen G. Sheetz          For       For         Management
1.19 Elect Director Herbert L. Washington      For       For         Management
1.20 Elect Director Robert G. Wilmers          For       For         Management
2.   Ratify Independent Public Accountant      For       For         Management
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Marsh & McLennan Companies, Inc.
Ticker:  MMC
Security ID:  571748102
Meeting Type:  Annual
Rec Date:  March 20, 2006
Meeting Date:  May 18, 2006

#    Proposal                                 Mgt Rec   Vote Cast   Sponsor
1.1  Elect Director Leslie M. Baker           For       For         Management
1.2  Elect Director Gwendolyn S. King         For       For         Management
1.3  Elect Director Marc D. Oken              For       For         Management
1.4  Elect Director David A. Olsen            For       For         Management
2.   Ratification of Selection of Independent
      Registered Public Accounting Firm
3.   Director Election Voting Standard        Against   Against     Stockholder
4.   Political Contribution Disclosure        Against   Against     Stockholder



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MERCHANTS GROUP, INC.
Ticker:  MGP
Security ID: 588539106
Meeting Type:  Annual
Rec Date: April 25, 2006
Meeting Date: June 7, 2006

#    Proposal                                  Mgt Rec   Vote Cast   Sponsor
1.1  Elect Director Henry P. Semmelhack        For       For         Management

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                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST CAROLINA INVESTORS, INC.

(Registrant)      FIRST CAROLINA INVESTORS, INC.

By(Signature and Title)*    /s/ Brent D. Baird
                                --------------
                                Brent D. Baird,
                                Chief Executive Officer / President

Date  August 28, 2006